Property and Equipment - Schedule of Property and Equipment Net (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total cost	$ 303,946	$ 152,181	$ 142,979
Less accumulated depreciation	(53,695)	(52,965)	(30,974)
Total property and equipment, net	250,251	99,216	112,005
Furniture and Fixtures [Member]
Total cost	165,676	70,140	64,288
Leasehold Improvements [Member]
Total cost	18,266	8,607	8,607
Vehicles [Member]
Total cost	39,000	38,831	38,831
Construction In-Progress [Member]
Total cost	$ 81,004	$ 34,603	$ 31,253